Organization (Details) ft² in Millions	Sep. 30, 2016 ft² $ / shares	Sep. 06, 2016 $ / shares	Dec. 31, 2015 $ / shares	May 14, 2015 $ / shares	Dec. 31, 2014 $ / shares	Nov. 19, 2014 $ / shares	Apr. 04, 2013 $ / shares shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Area of Real Estate Property | ft²	13.3
Percentage of Real Estate Property Leased	100.00%
Common Stock [Member]
Class of Stock [Line Items]
Shares available for issuance in IPO (in shares) | shares							68,000,000.0
Share Price (in dollars per share)				$ 24.17		$ 23.50	$ 25.00